Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS III
Entity Central Index Key	0001329954
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000003791 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class 1
Trading Symbol	GOIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class 1/GOIOX) returned 8.05% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class 1/GOIOX)	8.05%	9.63%	6.75%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000003785 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class A
Trading Symbol	GOIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$135	1.30%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class A/GOIGX) returned 7.70% (excluding sales charges) for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class A/GOIGX)	2.33%	8.12%	5.82%
International Growth Fund (Class A/GOIGX)—excluding sales charge	7.70%	9.23%	6.36%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000003787 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class C
Trading Symbol	GONCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$207	2.00%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class C/GONCX) returned 6.96% (excluding sales charges) for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class C/GONCX)	5.96%	8.47%	5.62%
International Growth Fund (Class C/GONCX)—excluding sales charge	6.96%	8.47%	5.62%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000003788 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class I
Trading Symbol	GOGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class I/GOGIX) returned 8.03% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class I/GOGIX)	8.03%	9.57%	6.68%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000156262 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class NAV
Trading Symbol	JIGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class NAV/JIGHX) returned 8.14% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class NAV/JIGHX)	8.14%	9.68%	6.79%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000153988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R2
Trading Symbol	JHIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$143	1.38%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R2/JHIGX) returned 7.61% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R2/JHIGX)	7.61%	9.14%	6.25%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000153989 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R4
Trading Symbol	JIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R4/JIGIX) returned 7.86% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R4/JIGIX)	7.86%	9.42%	6.52%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000153990 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R6
Trading Symbol	JIGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Growth Fund (Class R6/JIGTX) returned 8.15% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R6/JIGTX)	8.15%	9.68%	6.80%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,755,536,701
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,945,618
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

C000043689 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class A
Trading Symbol	JGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class A/JGYAX) returned 13.24% (excluding sales charges) for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class A/JGYAX)	7.56%	13.15%	6.05%
Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge	13.24%	14.30%	6.60%
MSCI World Index	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,674,206
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 7,570,688
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

C000043691 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class C
Trading Symbol	JGYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$195	1.84%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class C/JGYCX) returned 12.35% (excluding sales charges) for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class C/JGYCX)	11.35%	13.45%	5.80%
Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge	12.35%	13.45%	5.80%
MSCI World Index	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,674,206
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 7,570,688
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

C000043686 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class I
Trading Symbol	JGYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class I/JGYIX) returned 13.54% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class I/JGYIX)	13.54%	14.61%	6.88%
MSCI World Index	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,674,206
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 7,570,688
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

C000113315 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R2
Trading Symbol	JGSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R2/JGSRX) returned 13.05% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R2/JGSRX)	13.05%	14.17%	6.45%
MSCI World Index	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,674,206
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 7,570,688
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

C000106446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R6
Trading Symbol	JGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R6/JGRSX) returned 13.59% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.
TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.
The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R6/JGRSX)	13.59%	14.70%	6.99%
MSCI World Index	7.04%	16.13%	9.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,194,674,206
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 7,570,688
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

C000069762 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class A
Trading Symbol	JVLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class A/JVLAX) returned 3.07% (excluding sales charges) for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class A/JVLAX)	(2.11)%	17.15%	8.25%
Disciplined Value Fund (Class A/JVLAX)—excluding sales charge	3.07%	18.36%	8.81%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000069764 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class C
Trading Symbol	JVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$176	1.74%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class C/JVLCX) returned 2.30% (excluding sales charges) for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class C/JVLCX)	1.40%	17.46%	7.99%
Disciplined Value Fund (Class C/JVLCX)—excluding sales charge	2.30%	17.46%	7.99%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000069766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class I
Trading Symbol	JVLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class I/JVLIX) returned 3.30% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class I/JVLIX)	3.30%	18.65%	9.08%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000078799 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class NAV
Trading Symbol	JDVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class NAV/JDVNX) returned 3.41% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class NAV/JDVNX)	3.41%	18.78%	9.21%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000111293 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R2
Trading Symbol	JDVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$115	1.13%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R2/JDVPX) returned 2.91% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R2/JDVPX)	2.91%	18.19%	8.65%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000076626 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R4
Trading Symbol	JDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R4/JDVFX) returned 3.16% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R4/JDVFX)	3.16%	18.48%	8.92%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000076627 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R5
Trading Symbol	JDVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R5/JDVVX) returned 3.35% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R5/JDVVX)	3.35%	18.72%	9.14%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000104499 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R6
Trading Symbol	JDVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Fund (Class R6/JDVWX) returned 3.44% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.
TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R6/JDVWX)	3.44%	18.78%	9.20%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 16,558,618,002
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 89,501,260
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

C000106449 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R6
Trading Symbol	JVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R6/JVMRX) declined 0.47% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	(0.47)%	17.82%	8.72%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

C000088535 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class A
Trading Symbol	JVMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class A/JVMAX) declined 0.83% (excluding sales charges) for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class A/JVMAX)	(5.79)%	16.22%	7.79%
Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge	(0.83)%	17.41%	8.34%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

C000105879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class C
Trading Symbol	JVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$184	1.85%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class C/JVMCX) declined 1.56% (excluding sales charges) for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class C/JVMCX)	(2.44)%	16.53%	7.53%
Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge	(1.56)%	16.53%	7.53%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

C000088536 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class I
Trading Symbol	JVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class I/JVMIX) declined 0.57% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class I/JVMIX)	(0.57)%	17.71%	8.61%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

C000113318 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R2
Trading Symbol	JVMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$123	1.24%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R2/JVMSX) declined 0.97% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	(0.97)%	17.23%	8.18%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

C000128515 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R4
Trading Symbol	JVMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R4/JVMTX) declined 0.72% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.
TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	(0.72)%	17.53%	8.45%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 21,009,410,200
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 158,633,434
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%